Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Liabilities [Abstract]
Accrued Liabilities	ACCRUED LIABILITIES

(dollars in millions)	2019	2018
Accrued salaries, wages and employee benefits	$2,407	$2,074
Service and warranty accruals	734	754
Interest payable	608	637
Litigation and contract matters	502	461
Income taxes payable	928	460
Accrued property, sales and use taxes	320	277
Canadian government settlement - current portion	—	34
Accrued restructuring costs	208	249
Accrued workers compensation	157	142
Liabilities held for sale	—	40
Operating lease liabilities, current	544	—
Other	5,329	5,095
	$11,737	$10,223